Other, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Other Nonoperating Income (Expense), Total	€ (428)	€ 539	€ 592